Accumulated Other Comprehensive Loss, Net of Tax (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Components of comprehensive income (loss)
The components of other comprehensive income (loss) are as follows:

	December 31, 2015			December 31, 2014			December 31, 2013
	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount	Before tax amount	Tax	Net of tax amount
	(millions)
Other comprehensive income (loss):
Foreign currency translation adjustments	$(133)	$—	$(133)	$(183)	$—	$(183)	$20	$—	$20
Pension funding adjustments:
Foreign currency translation on pension funding adjustments	44	(11)	33	49	(12)	37	(15)	5	(10)
Net actuarial (loss) gain	(38)	6	(32)	(274)	19	(255)	83	2	85
Prior service gain	215	(43)	172	—	—	—	—	—	—
Amortization of unrecognized actuarial loss	48	(12)	36	48	(8)	40	55	(9)	46
Amortization of unrecognized prior service gain	(18)	4	(14)	(4)	1	(3)	(5)	1	(4)
Curtailment (loss) gain	(18)	3	(15)	2	—	2	—	—	—
	233	(53)	180	(179)	—	(179)	118	(1)	117
Derivative instruments:
Interest rate reclassification adjustment	—	—	—	(5)	1	(4)	(5)	1	(4)
(Loss) gain on forward exchange contracts (effective element)	(38)	7	(31)	(31)	6	(25)	10	(2)	8
Forward exchange contract reclassification adjustment	4	(1)	3	16	(3)	13	1	—	1
Gain on treasury lock (effective element)	—	—	—	—	—	—	19	(4)	15
Treasury lock reclassification adjustment	(1)	1	—	(1)	—	(1)	—	—	—
	(35)	7	(28)	(21)	4	(17)	25	(5)	20
Other comprehensive income (loss)	65	(46)	19	(383)	4	(379)	163	(6)	157
Less: Other comprehensive loss attributable to noncontrolling interests	10	—	10	6	—	6	—	—	—
Other comprehensive income (loss) attributable to Willis Towers Watson	$75	$(46)	$29	$(377)	$4	$(373)	$163	$(6)	$157

Components of accumulated other comprehensive loss, net of tax
The components of accumulated other comprehensive loss, net of tax, are as follows:

	Net foreign currency translation adjustment	Pension funding adjustment	Net unrealized gain on derivative instruments	Total
	(millions)
Balance, December 31, 2012	$(34)	$(831)	$15	$(850)
Other comprehensive income (loss) before reclassifications	20	75	23	118
Amounts reclassified from accumulated other comprehensive income	—	42	(3)	39
Net current year other comprehensive income (loss), net of tax and noncontrolling interests	20	117	20	157
Balance, December 31, 2013	$(14)	$(714)	$35	$(693)
Other comprehensive (loss) income before reclassifications	(177)	(216)	(25)	(418)
Amounts reclassified from accumulated other comprehensive income	—	37	8	45
Net current year other comprehensive income (loss), net of tax and noncontrolling interests	(177)	(179)	(17)	(373)
Balance, December 31, 2014	$(191)	$(893)	$18	$(1,066)
Other comprehensive loss (income) before reclassifications	(123)	158	(31)	4
Amounts reclassified from accumulated other comprehensive income	—	22	3	25
Net current year other comprehensive (loss) income, net of tax and noncontrolling interests	(123)	180	(28)	29
Balance, December 31, 2015	$(314)	$(713)	$(10)	$(1,037)

Schedule of amounts reclassified out of accumulated other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into the statement of operations are as follows:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement of operations
	Years ended December 31,
	2015	2014	2013
	(millions)
Gains and losses on cash flow hedges (Note 24)
Interest rate swaps	$—	$(5)	$(5)	Investment income
Foreign exchange contracts	4	16	1	Other income (expense), net
Treasury lock	(1)	(1)	—	Interest expense
	3	10	(4)	Total before tax
Tax	—	(2)	1
	$3	$8	$(3)	Net of tax
Amortization of defined benefit pension items (Note 17)
Prior service gain	$(18)	$(4)	$(5)	Salaries and benefits
Net actuarial loss	48	48	55	Salaries and benefits
	30	44	50	Total before tax
Tax	(8)	(7)	(8)
	$22	$37	$42	Net of tax

Total reclassifications for the period	$25	$45	$39